Promissory notes payable (Tables)	6 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Debt Disclosure [Abstract]
Schedule of Fair Value of Derivative Warrant Liability Assumptions

The fair value of the warrants were estimated using the Binomial model to determine the fair value of the derivative warrant liabilities using the following assumptions:

November 2019 issuance	June 30, 2020	December 31, 2020
Expected life	501 days	317 days
Volatility	100%	100%
Risk free interest rate	0.94%	0.64%
Dividend yield	0%	0%
Share price	$0.73	$0.41
Fair value	$150,161	$40,999
Change in derivative liability		$109,162

April 2020 issuance	June 30, 2020	December 31, 2020
Expected life	501 days	317 days
Volatility	100%	100%
Risk free interest rate	0.30%	0.27%
Dividend yield	0%	0%
Share price	$0.73	$0.41
Fair value	$186,410	$58,373
Change in derivative liability		$128,037

The fair values of the warrants were estimated using the Binomial model to determine the fair value of the derivative warrant liabilities using the following assumptions:

November 2019 issuance	December 31, 2020	September 30, 2021
Expected life	317 days		44 days
Volatility	100%		100%
Risk free interest rate	0.64%		0.30%
Dividend yield	0%		0%
Share price	$0.41		$0.14
Fair value	$40,999	$	nil
Change in derivative liability			$40,999

April 2020 issuance	December 31, 2020	September 30, 2021
Expected life	317 days		44 days
Volatility	100%		100%
Risk free interest rate	0.27%		0.30%
Dividend yield	0%		0%
Share price	$0.41		$0.14
Fair value	$58,373	$	nil
Change in derivative liability			$58,373

Schedule of promissory notes outstanding interest payable

Amount

Balance, June 30, 2019	$-
Proceeds on issuance	300,000
Warrant valuation	(206,523)
Accretion expense	155,001
Balance, June 30, 2020	$248,478
Accretion expense	51,522
Debt settlement	(189,342)
Repayment	(110,658)
Balance, December 31, 2020	$-